Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001424212
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 02, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 02, 2024
First Trust Merger Arbitrage ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

1.	Notwithstanding anything to the contrary in the Fund’s prospectus or summary prospectus, effective as of August 1, 2024, the table entitled “Average Annual Total Returns for the Periods Ended December 31, 2022” set forth in the section entitled “Annual Total Return” set forth in the Fund’s prospectus and summary prospectus is hereby deleted and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2022

	1 Year	Since Inception	Inception Date
Return Before Taxes	3.46%	0.56%	2/4/2020
Return After Taxes on Distributions	3.04%	0.43%
Return After Taxes on Distributions and Sale of Fund Shares	2.05%	0.37%
S&P Merger Arbitrage Total Return Index (reflects no deduction for fees, expenses or taxes)(1)	-4.21%	1.73%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	7.12%
(1)	Effective as of August 1, 2024, the S&P Merger Arbitrage Total Return Index replaced the Credit Suisse Merger Arbitrage Liquid Index, which is no longer available for use by the Fund.